Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of redeemable noncontrolling interests of the SFOF and SFOT partnerships	As of
June 30, 2024, redeemable noncontrolling interests of the SFOG and SFOT partnerships were $291.2 million and $253.0 million, respectively.

(Amounts in thousands)	SFOT	SFOG	Total
Balance at December 31, 2023	$240,797	$280,201	$520,998
Purchase of redeemable units	(11)	(1,103)	(1,114)
Fresh start accounting fair market value adjustment for purchased units	(2)	(147)	(149)
Net income attributable to noncontrolling interests	12,241	12,258	24,499
Distributions to noncontrolling interests	—	—	—
Balance at June 30, 2024	$253,025	$291,209	$544,234